(19) REGULATORY CHARGES (Tables)	12 Months Ended
Dec. 31, 2018
Regulatory Charges Tables Abstract
Schedule of regulatory charges
	Dec 31, 2018	Dec 31, 2017
Fee for the use of water resources	1,701	1,256
Global reversal reserve - RGR	17,288	17,545
ANEEL inspection fee - TFSEE	5,470	2,061
Energy development account - CDE	-	262,213
Tariff flags and others	126,196	298,525
Total	150,656	581,600